RELATED PARTIES BALANCES AND TRANSCATIONS - Schedule of Compensation of Key Management Personnel (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) shares $ / shares	Dec. 31, 2023 USD ($) shares $ / shares	Dec. 31, 2022 USD ($) shares $ / shares
Disclosure of transactions between related parties [line items]
Salaries and bonuses | $	$ 7,801	$ 6,972	$ 6,768
TOTAL | $	$ 7,801	$ 6,972	$ 6,768
Number of share options granted (in shares) | shares	0	0
RSUs
Disclosure of transactions between related parties [line items]
Number of share options granted (in shares) | shares	96,447	114,114	405,509
RSUs | Minimum
Disclosure of transactions between related parties [line items]
Price of share options granted (in usd per share) | $ / shares	$ 170.60	$ 148.96	$ 138
RSUs | Maximum
Disclosure of transactions between related parties [line items]
Price of share options granted (in usd per share) | $ / shares	$ 199.01	$ 194.54	$ 226